Finance Lease Receivables Included in Prepaid Expenses and Other and Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Minimum lease payments receivable, Leveraged Leases	$ 1,069	$ 1,253
Estimated residual value, Leveraged Leases	780	923
Unearned income, Leveraged Leases	(589)	(654)
Total, Leverage Leases	1,260	1,522
Minimum lease payments receivable, Direct Finance Leases	16	58
Estimated residual value, Direct Finance Leases	5	6
Unearned income, Direct Finance Leases	(4)	(10)
Total, Direct Finance Leases	17	54
Finance lease receivables, total minimum lease payments receivable	1,085	1,311
Estimated residual value, Total	785	929
Unearned income, Total	(593)	(664)
Total investment in leases	1,277	1,576
Allowance for doubtful accounts	(90)	(99)
Finance lease receivables, net	1,187	1,477
Prepaid expenses and other	5	22
Other assets	1,182	1,455
Finance lease receivables, net	$ 1,187	$ 1,477